DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATION
DISCONTINUED OPERATION

3.            DISCONTINUED OPERATION

As refer to Note 1, in connection with the deconsolidation of the Former VIEs, the Group evaluated and concluded that the Divestiture should be accounted as discontinued operations during the year ended December 31, 2022.

The Divestiture represented a strategic shift that has a major effect on the Company’s operations and financial results, the business operated by the Divestiture part has been reclassified as discontinued operations. For all periods presented, the assets and liabilities of the discontinued operations are presented separately on the consolidated balance sheets, and the results of the discontinued operations, less income taxes, are reported as a separate component of income, which is income from discontinued operations, on the consolidated statements of operation and comprehensive (loss) income. There were intercompany transactions between continuing operations and discontinued operations that were eliminated in consolidation before the Divestiture. There were no such intercompany transactions after the Divestiture. As such the Group did not gross up those sales and costs or expenses in continuing operations and discontinued operations for periods before the Divestiture.

Pursuant to the VIE termination of agreements by and among Beijing Qijin, TJ Qiyuan, Beijing RYB, Beiyao and their shareholders in relation to the Divestiture (Note 1), the Former VIEs and their 90 directly operated kindergartens in China have been divested. As the consideration for the termination of VIE agreements, an aggregate amount of RMB158.5 million (equivalent to $24,000) would be paid in three yearly installments to Beijing Qijin and TJ Qiyuan commencing on April, 30, 2023 (Note 9).

At the same time, to ensure ongoing stability and sustained provision of quality kindergarten education, the subsidiaries of the Company have entered into a series of service agreements with a term of 15 years to provide brand royalty, training, management IT system, recruitment, and curriculum design services (“teaching and management services”) to the Former VIEs and their subsidiaries (Note 24). After the Divestiture, cash inflow from the Former VIEs to the Group to pay for the teaching and management services is $4,592, and cash outflow from the Group to the Former VIEs is $nil during the year ended December 31, 2022. There was no revenues or expenses presented in continuing operations after the Divestiture, that before the Divestiture were eliminated in consolidated financial statements as intra-entity transactions.

As part of the Divestiture, Beijing Qijin has entered into a loan agreement with amount of RMB158.6 million (equivalent to $23,982) with Beijing RYB and Beiyao to reflect the net balance of historical inter-company lending and borrowing as of the date of the Divestiture (Note 10).

In connection with the Divestiture, on April 30, 2022, the Company recorded one-off gain of $36,270 on deconsolidation of discontinued operations, net of tax of $5,733 as part of income from discontinued operations for the year ended December 31, 2022 in the consolidated statements of operation.

The Company calculated a gain on deconsolidation of the Former VIEs and their subsidiaries and kindergarten associated with the Divestiture as follows:

As of April 30,
2022
Fair value of consideration receivable	21,155
Less: net liabilities of divested entities	(11,713)
Add: carrying amount of non-controlling interest	3,402
Gain on the deconsolidation of discontinued operations	36,270

3.            DISCONTINUED OPERATION - continued

Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations in the consolidated balance sheets as of December 31, 2021 is as follow.

As of December 31,
2021
ASSETS

Current assets
Cash and cash equivalents	31,941
Term deposits	215
Account receivable	18
Prepaid expenses and other current assets	6,939
Total current assets	39,113

Non-current assets
Restricted cash	993
Property and equipment, net	32,983
Goodwill	22,925
Intangible assets, net	1,638
Deferred tax assets	15,141
Other non-current assets	4,480
Operating lease right-of-use assets	49,133

TOTAL ASSETS	166,406

LIABILITIES

Current liabilities

Prepayments from customers, current portion	1,490
Accrued expenses and other current payables	39,971
Income tax payable	19,423
Amount due to continuing operation	30,392
Operating lease liabilities, current portion	8,271
Deferred revenue, current portion	19,565

Total current liabilities	119,112

Non-current liabilities

Prepayments from customers, non-current portion	540
Other non-current liabilities	2,070
Deferred income tax liabilities	13
Operating lease liabilities, non-current portion	46,982

TOTAL LIABILITIES	168,717

3.            DISCONTINUED OPERATION - continued

The results of operations of the divested entities for the years ended December 31, 2020 and 2021, and for the four months ended April 30, 2022 shown in the table below, are included in the consolidated statements of operations as (loss) income from the discontinued operations, net of income tax for those respective periods, after intercompany elimination, as applicable.

			Four months ended
	Years ended December 31		April 30,
	2020	2021	2022
Net revenues:	67,289	128,408	36,589

Cost of revenues:	73,454	99,742	32,853

Gross (loss) profit	(6,165)	28,666	3,736

Operating expenses:

Selling, research and development, and general and
administrative expenses	7,068	2,847	1,952
Impairment loss on goodwill	—	4,559	—
Impairment of long-lived assets	428	—	—

Total operating expenses	7,496	7,406	1,952

Operating (loss) income	(13,661)	21,260	1,784

Interest income, net	91	144	33
Government subsidy income	977	1,053	80

(Loss) income before income taxes	(12,593)	22,457	1,897

(Loss) gain on disposal of subsidiaries	(109)	1,251	—
(Loss) from equity method investments, net of income tax	(2)	(8)	8
(Loss) income from the operations of the discontinued
operations, before income taxe	(12,704)	23,700	1,905
Income taxes expenses (benefit)	1,650	594	(871)
(Loss) income from the operations of the discontinued
operations, net of income taxes	(14,354)	23,106	2,776
Net (loss) income from discontinued operations	(14,354)	23,106	2,776

The condensed cash flows of the divested entities were as follows for the years ended December 31, 2020 and 2021 and for the four months ended April 30, 2022, which are included in the consolidated statements of cash flows:

	For the four months ended,
	Years ended December 31		April 30,
	2020	2021	2022
Net cash (used in) provided by operating activities:	(11,603)	13,379	(123)
Net cash (used in) provided by investing activities:	(2,383)	(2,499)	(721)
Net cash provided by (used in) financing activities:	460	—	(534)

Certain disclosure of segment information and EPS for the years ended December 31, 2020, 2021 and 2022 were retrospectively adjusted as a result of the discontinued operations.